SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Dec. 13, 2019	Nov. 27, 2019	Nov. 25, 2019	Aug. 27, 2019	Nov. 30, 2019	Nov. 19, 2019	Aug. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
Common stock shares subscribed									228,571
Cash proceeds from subscriptions of common stock							$ 160,000		$ 160,000
Maturity date				Feb. 27, 2020
Subsequent Event [Member]
Common stock shares subscribed						228,571
Cash proceeds from subscriptions of common stock								$ 160,000
Contract price		$ 100,000
Supply agreement with grower to purchase description		The Company signed a Supply Agreement with a grower to purchase 10,000 pounds of industrial hemp (biomass) and plans on processing the biomass into crude within the next 60 days. The Company anticipates a third-party provider will process the biomass and generate 400 liters of crude with minimum 60% total cannabinoids (CBD).
Subsequent Event [Member] | Toll Processing Agreement [Member]
Contract price	$ 100,000
Subsequent Event [Member] | Investor [Member] | Convertible Promissory Note [Member]
Convertible promissory note issued			140,000
Original issue discount			$ 14,000
Interest rate			10.00%
Debt conversion, description			The note principal and interest are convertible into shares of common stock equal to the lower of 5% per share or 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company.
Maturity date			May 25, 2020
Prepayment penalty of the principal and interest outstanding, description			The note has a prepayment penalty of 115% of the principal and interest outstanding if repaid more than 30 days after issuance.
Principal and interest outstanding, defaults			140.00%